Financial Assets and Liabilities - Summary of Information Regarding Credit Quality by Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 47,627	₱ 47,724
Financial Assets Neither Past Due Nor Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	32,695	36,391
Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,475	17,657
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	65,102	65,381
Costs [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	26,057	32,195
Costs [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,638	4,196
Costs [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14,932	11,333
Costs [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,475	17,657
Costs [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	63,586	64,264
Costs [Member] | Financial assets at amortised cost, category [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	25,729	31,494
Costs [Member] | Financial assets at amortised cost, category [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,926	3,954
Costs [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	395	595
Costs [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	395	595
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,236	4,069
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,956	3,800
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1	1
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	10,011	16,177
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,572	15,907
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	439	270
Costs [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	136	122
Costs [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1 | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	136	122
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,516	19,894
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,381	8,083
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	171	266
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	20,936	15,934
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,124	2,341
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	886	1,390
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,254	1,250
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	139	90
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	381	529
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	256	188
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	135	92
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8,846	6,035
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,026	555
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,913	1,406
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14,456	11,333
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,098	1,847
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,013	6,257
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	657	507
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	121	94
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,567	2,628
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,475	17,483
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	279	268
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,866	9,698
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,913	5,946
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	77	124
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,340	1,446
Costs [Member] | financial assets at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,516	1,117
Costs [Member] | financial assets at FVPL [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	328	701
Costs [Member] | financial assets at FVPL [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	712	242
Costs [Member] | financial assets at FVPL [Member] | Long Term Foreign Currency Options
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	385	96
Costs [Member] | financial assets at FVPL [Member] | Long Term Foreign Currency Options | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	385	96
Costs [Member] | financial assets at FVPL [Member] | Cash equivalents and short-term investments
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		443
Costs [Member] | financial assets at FVPL [Member] | Cash equivalents and short-term investments | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		269
Costs [Member] | financial assets at FVPL [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	30
Costs [Member] | financial assets at FVPL [Member] | Forward Foreign Exchange Contracts [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	30
Costs [Member] | financial assets at FVPL [Member] | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,101	578
Costs [Member] | financial assets at FVPL [Member] | Financial Assets at FVPL | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	(87)	336
Costs [Member] | financial assets at FVPL [Member] | Financial Assets at FVPL | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	712	242
Costs [Member] | financial assets at FVPL [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	476
Costs [Member] | financial assets at FVPL [Member] | Financial assets past due but not impaired [member] | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 476
Costs [Member] | financial assets at FVPL [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		174
Costs [Member] | financial assets at FVPL [Member] | Impaired [Member] | Cash equivalents and short-term investments
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		₱ 174